Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue.
Summary of reconciliation of the disaggregated revenue

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	990,048	1,004,114	3,158,895	5,410,291
— Product sales to franchisees	5,960,518	3,857,191	7,923,836	8,853,156
— Sales to offline distributors	2,612,742	1,660,860	3,369,238	3,887,954
— Online sales	706,397	355,380	941,055	1,412,624
— Other sales channels	87,530	44,149	48,190	109,188

Sub-total	10,357,235	6,921,694	15,441,214	19,673,213
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	84,711	37,074	96,836	155,123
— Sales-based royalties	102,089	66,113	131,402	155,185
— Sales-based management and consultation service fees	500,775	323,182	640,944	751,575

Sub-total	687,575	426,369	869,182	1,061,883

— Others*	428,398	284,404	683,629	708,731

	11,473,208	7,632,467	16,994,025	21,443,827
Timing of revenue recognition
— Point in time	10,619,987	7,195,509	16,101,797	20,347,756
— Over time	853,221	436,958	892,228	1,096,071

Revenue from contracts with customers	11,473,208	7,632,467	16,994,025	21,443,827

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

Summary of receivables, contract liabilities from contracts with customers

		As at December 31,
	Note	2024	2025
		RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’
— Current portion		674,923	1,150,500
— Non-current portion		14,635	3,259

Total receivables, which are included in ‘trade and other receivables’	17	689,558	1,153,759

Contract liabilities
— Current portion		(323,292)	(388,746)
— Non-current portion		(35,145)	(22,418)

Total contract liabilities		(358,437)	(411,164)

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	262,412	283,832
— Deferred revenue related to license fees	66,128	54,083
— Deferred revenue related to others	29,897	73,249

	358,437	411,164

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at January 1, 2024	364,982

Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(324,028)
Increase in contract liabilities as a result of receiving advance payment	317,483

Balance at December 31, 2024	358,437
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(323,292)
Increase in contract liabilities as a result of receiving advance payment	376,019

Balance at December 31, 2025	411,164